Segment Information - Summary Of Long-lived Assets By Geographic Areas (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 2,320.8	$ 2,310.6
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,039.9	2,047.6
Other Foreign
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 280.9	$ 263.0